SHARE BASED COMPENSATION, Assumptions Used for Estimated Fair Value of Options (Details) - Share Options [Member]	6 Months Ended
Jun. 30, 2021 $ / shares
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield	0.00%
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	0.74%
Expected term	5 years 7 months 6 days
Expected volatility	32.10%
Fair value of share options (in dollars per share)	$ 71.70
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	1.07%
Expected term	7 years 6 months
Expected volatility	33.00%
Fair value of share options (in dollars per share)	$ 84.14